Tax Situation - Summary of Weighted-Average Income Tax Rate Applicable To Pre-tax Income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) profit before income tax	S/ 133,948	S/ 45,112	S/ (708,134)
Income tax by applying local applicable tax rates on profit generated in the respective countries	40,507	13,811	(191,225)
Non-taxable income	(1,691)	(4)	(1,534)
Equity method (profit) loss	(1,094)	394	3,673
Non-deductible expenses	70,052	30,472	56,805
Unrecognized deferred tax asset income (expense)	8,592	1,562	(4,099)
Adjustment for changes in rates of income tax	1,524	27	(18,676)
PPUA adjustment for changes in tax rates		(611)	4,871
Change in prior years estimations	3,235	9,005	(4,471)
Others, net	(7,807)	(8,351)	2,474
Income tax	S/ 113,318	S/ 46,305	S/ (152,182)